FORM N-CSR

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-00972

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PROGRESSIVE CAPITAL
                                                        ACCUMULATION TRUST

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 579 PLEASANT STREET
                                                        SUITE 4
                                                        PAXTON, MA 01612

NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2004
DATE OF REPORTING PERIOD:                               JUNE 30, 2004


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.









    =======================================================================




                                  PROGRESSIVE
                                    CAPITAL
                                  ACCUMULATION
                                     TRUST

                      ===================================

                               SEMI ANNUAL REPORT
                      ===================================








                                  JUNE 30, 2004
                                   (UNAUDITED)

    =======================================================================

  Comparison of the Change in Value of a $10,000 Investment in the Progressive
         Capital Accumulation Trust and the Standard & Poor's 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE             S&P500 VALUE
JUNE 30, 1994           $10,000.00              $10,000.00
DECEMBER 31, 1994       $10,490.85              $10,487.27
JUNE 30, 1005           $11,280.15              $12,606.97
DECEMBER 31, 1995       $12,474.34              $14,428.15
JUNE 30, 1996           $12,880.22              $15,884.84
DECEMBER 31, 1996       $14,352.25              $17,740.89
JUNE 30, 1997           $15,607.39              $21,396.72
DECEMBER 31, 1997       $16,223.35              $23,659.84
JUNE 30, 1998           $17,797.34              $27,850.50
DECEMBER 31, 1998       $19,370.37              $30,421.49
JUNE 30, 1999           $20,315.26              $34,188.22
DECEMBER 31, 1999       $24,426.45              $36,822.64
JUNE 30, 2000           $25,316.03              $36,666.51
DECEMBER 31, 2000       $23,416.92              $33,470.17
JUNE 30, 2001           $21,123.06              $31,228.75
DECEMBER 31, 2001       $19,992.44              $29,491.94
JUNE 30, 2002           $17,122.40              $25,611.23
DECEMBER 31, 2002       $16,035.26              $22,974.15
JUNE 30, 2003           $17,361.57              $25,675.65
DECEMBER 31, 2003       $19,166.22              $29,564.12
JUNE 30, 2004           $19,524.97              $30,582.23


The results shown above should not be considered predictive of future returns.

-------------------------------------------------------------------------------

                     Progressive Capital Accumulation Trust
                           Average Annual Total Return
    ========================================================================

              Six Months*    1 Year      5 Year      10 Year

              1.87%          12.46%      (0.79%)     6.92%
 ------------------------------------------------------------------------------


 * Not annualized for the period from December 31, 2003 to June 30, 2004.

 The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.

 The results shown above should not be considered predictive of future returns.
 ------------------------------------------------------------------------------

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $5,468,776;
 see Schedule of Investments, Notes 1, 2, & 5).......   $6,511,008
Cash ................................................      165,428
Dividends and interest receivable....................        5,556
Other assets.........................................          725
                                                        -----------
    Total assets.....................................    6,682,717
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......      26,042
                                                        -----------
    Total liabilities................................      26,042
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value, amount paid in on 370,625 shares
 outstanding) (Note 1)................................   5,880,440
Accumulated undistributed net investment income
 (Note 1).............................................     926,248
Accumulated realized loss from security transactions,
 net (Note 1).........................................  (1,192,244)
Net unrealized appreciation in value of investments
(Note 2)..............................................   1,042,231
                                                        -----------
    Net assets (equivalent to $17.96 per share, based
     on 370,625 capital shares outstanding)...........  $6,656,675
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2004
                                   (UNAUDITED)


Income:
 Dividends...........................................   $ 21,947
 Interest............................................      6,154
                                                        -----------
    Total income.....................................     28,101
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................     23,455
 Pricing and bookkeeping fees (Note 4)...............      9,213
 Transfer fees (Note 4)..............................      5,977
 Legal fees..........................................      3,844
 Audit and accounting fees...........................      6,375
 Custodian fees......................................      1,369
 Trustees' fees and expenses.........................        498
 Other expenses......................................      2,740
                                                        -----------
    Total expenses...................................     53,471
                                                        -----------

Net investment loss..................................    (25,370)
                                                        -----------

Realized and unrealized gain on investments:
  Realized loss on investments-net...................   (251,839)
  Increase in net unrealized appreciation in
   investments.......................................    393,721
                                                        -----------
    Net gain on investments..........................    141,882
                                                        -----------

Net increase in net assets resulting from operations.   $116,512
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS



                                            Six Months
                                              Ended
                                             June 30,        Year Ended
                                               2004         December 31,
                                           (Unaudited)         2003
                                          ---------------  --------------
From operations:
 Net investment loss .................... $    (25,370)    $   (47,708)
 Realized gain on investments, net.......     (251,839)        (96,379)
Increase in net unrealized
 appreciation in investments.............      393,721        1,061,409
                                          ---------------  --------------
Net increase in net assets resulting
 from operations.........................      116,512          917,322
                                          ---------------  --------------
Distributions to shareholders:
  From net investment income ............       --                --
  From net realized gain on investments..       --                --
                                          ---------------  --------------
    Total distributions to shareholders..       --                --
                                          ---------------  --------------

From capital share transactions:
                        Number of Shares
                         2004      2003
                       --------- ---------
 Proceeds from sale of
  shares..............   33,400    88,894      600,148         1,467,855
 Shares issued to
  shareholders in
  distributions
  reinvested..........     --        --         --                --
 Cost of shares
  redeemed............  (13,532)  (32,369)    (244,109)         (542,109)
                       --------- ---------- -------------  ---------------
 (Decrease) increase in net
  assets resulting
  from capital
  share transactions..   19,868    56,525      356,039           925,746
                       ========= =========  --------------  --------------

Net increase in net assets...............      472,551         1,843,068
Net assets:
  Beginning of period....................    6,184,124         4,341,056
                                          ----------------  --------------
  End of period (including undistributed
   net investment income of $926,248 and
        $951,618, respectively)..........  $ 6,656,675        $6,184,124
                                          ================  ==============

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       SELECTED PER SHARE DATA AND RATIOS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                            Six Months
                              Ended
                             June 30,           Year Ended December 31,
                               2004
                           (Unaudited)    2003      2002      2001       2000
                          ----------------------------------------------------

Investment income (loss).  $  0.10     $ 0.59     $ 0.05   $ (0.09)  $ (2.25)
Expenses, net............     0.20       1.13       0.09     (0.13)    (3.13)
                          ----------------------------------------------------
Net investment income
(loss)...................   (0.10)      (0.54)     (0.04)     0.04      0.88
Net realized and
 unrealized gain (loss)on
 investments.............    0.43        3.42      (3.60)    (3.19)    (1.94)
Distributions to
 shareholders:
  From net investment
   income................     --          --         --        --      (1.45)
  From net realized gain
   on investments........     --          --         --        --      (2.31)
                          ----------------------------------------------------
Net increase (decrease)
 in net asset value......    0.33         2.88     (3.64)    (3.15)    (4.82)
Net asset value:
 Beginning of period.....   17.63        14.75     18.39     21.54     26.36
                          ----------------------------------------------------
 End of period........... $ 17.96       $17.63    $14.75    $18.39    $21.54
                          ====================================================

Total Return.............   1.87%       19.53%    (19.79)%  (14.62)%   (4.13)%
Ratio of expenses to
 average net assets......   1.70%        1.95%      1.92%      1.64%    1.46%
Ratio of net investment
 income to average net
 assets..................  (0.81)%      (0.93)%    (0.87)%    (0.50)%  (0.41)%
Portfolio turnover.......   4.00%        0.056      0.13       0.05     0.02
Average commission rate
 paid....................   0.0580       0.0544     0.0563     0.0473   0.0556
Number of shares outstanding
 at end of period........   370,625    350,757     294,232     303,313 315,931


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)


                                                           Value
 Quantity                                                  (Note 1)
COMMON STOCKS - 73.84%
         Air Transport Industry -- 2.09%
 1,700   Fedex Corporation...........................  $138,873
                                                       ------------


         Bank Industry -- 3.41%
 3,000   Bank of New York Company Incorporated.......    88,440
 2,983   Citigroup Incorporated......................   138,709
                                                       ------------
                                                        227,149
                                                       ------------

         Biotechnology Research & Development
         Industry -- 0.43%
 1,500   Biovail Corporation *.......................    28,470
                                                       ------------


         Chemical (Specialty) Industry -- 2.04%
 3,400   Praxair Incorporated........................   135,694
                                                       ------------


         Computer & Peripherals Industry -- 0.50%
 2,900   EMC Corporation *...........................    33,060
                                                       ------------


         Computer Networks Industry -- 0.97%
 3,000   Network Appliance Incorporated *............    64,830
                                                       ------------


         Computer Software & Services Industry -- 3.35%
 2,000   Automatic Data Processing Incorporated......    83,760
 1,200   Computer Sciences Corporation *.............    55,716
 7,000   Oracle Corporation *........................    83,510
                                                       ------------
                                                        222,986
                                                       ------------

  * Non income producing security.

  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)

                                                           Value
 Quantity                                                  (Note 1)
         Diversified Company Industry -- 3.82%
    86   Berkshire Hathaway Incorporated Class B *...   254,130
                                                       ------------


         Drug Industry -- 5.51%
 2,000   Amgen Incorporated *........................   109,380
 7,500   Pfizer Incorporated.........................   257,100
                                                       ------------
                                                        366,480
                                                       ------------

         Electrical Equipment Industry -- 6.27%
 3,000   Emerson Electric Company....................   190,650
 7,000   General Electric Company....................   226,800
                                                       ------------
                                                        417,450
                                                       ------------

         Electronics Industry -- 1.44%
 1,800   Canon Incorporated ADR......................    96,120
                                                       ------------


         Entertainment Industry -- 0.79%
 3,000   Time Warner Incorporated *..................    52,740
                                                       ------------


         Food Processing Industry -- 1.98%
 4,047   Tootsie Roll Industries Incorporated........   131,527
                                                       ------------


         Food Services Industry - 0.67%
 5,620   Koninklijke Ahold ADR *.....................    44,567
                                                       ------------


         Food Wholesalers Industry -- 4.31%
 8,000   Sysco Corporation...........................   286,960
                                                       ------------


  * Non income producing security.

  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)

                                                           Value
 Quantity                                                  (Note 1)
         Household Products Industry -- 3.27%
 4,000   Procter & Gamble Company....................   217,760
                                                       ------------


         Insurance (Diversified) Industry -- 5.35%
 3,500   American International Group................   249,480
 2,333   Choicepoint Incorporated *..................   106,526
                                                       ------------
                                                        356,006
                                                       ------------

         Insurance (Life) Industry -- 2.15%
 3,500   AFLAC Incorporated..........................   142,835
                                                       ------------


         Investment Company (Biotech) Industry -- 3.08%
 1,400   Biotech Holders *...........................   205,030
                                                       ------------


         Management Services Industry -- 0.96%
 1,300   KLA-Tencor Corporation *....................    64,194
                                                       ------------


         Medical Supplies Industry -- 6.26%
 3,200   Abbott Laboratories.........................   130,432
 5,200   Stryker Corporation.........................   286,000
                                                       ------------
                                                        416,432
                                                       ------------

         Newspaper Industry -- 1.51%
 2,250   New York Times Company Class A..............   100,597
                                                       ------------


         Office Equipment & Supplies Industry --
         2.45%
 5,550   Staples Incorporated........................   163,226
                                                       ------------


  * Non income producing security.

  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)

                                                           Value
 Quantity                                                  (Note 1)

         Pharmaceutical Manufacturers Industry -- 0.13%
   320   Hospira Incorporated *......................     8,832
                                                       ------------


         Retail Building Supply Industry -- 2.09%
 3,950   Home Depot Incorporated.....................   139,040
                                                       ------------


         Retail Store Industry -- 3.03%
 6,250   Dollar General..............................   122,250
 1,500   Wal-Mart Stores Incorporated................    79,140
                                                       ------------
                                                        201,390
                                                       ------------

         Semiconductor Industry -- 1.66%
 4,000   Intel Corporation...........................   110,400
                                                       ------------


         Telecommunication Equipment Industry -- 2.68%
 2,057   Agilent Technologies Incorporated *.........    60,229
 5,000   Cisco Systems Incorporated *................   118,500
                                                       ------------
                                                        178,729
                                                       ------------

         Telecommunication Services Industry --
         1.64%
 1,500   Qualcomm Incorporated.......................   109,470
                                                       ------------


         Total common stocks (cost $3,872,746).......  4,914,977
                                                       ------------


  * Non income producing security.

  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (Unaudited)

                                   (Continued)

                                                           Value
 Quantity                                                  (Note 1)

UNITED STATES TREASURY BILLS - 23.98%
1,600,000 U.S. Treasury Bill 1.07% due 08-19-04.......   1,596,030
                                                       -------------

         Total investments (cost $5,468,776)..........   6,511,007
                                                       ------------

CASH & OTHER ASSETS, LESS LIABILITIES - 2.19%.........     145,668
                                                       ------------

         Total Net Assets............................. $ 6,656,675
                                                       ============










  * Non income producing security.

  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004


1. Significant accounting policies:
   On December 14, 1998, the Board of Trustees voted to change the name of the Trust from Anchor Capital Accumulation Trust to Progressive Capital Accumulation Trust. Subsequent to their vote the name change became effective January 21, 1999.
   Progressive Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or the close of the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value.
    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Foreign Currency - Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 4:00 p.m. Eastern Time rate of exchange at the balance sheet date.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004

                                   (Continued)

    B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 2004, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,544,222. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $501,991. Net unrealized appreciation in investments at June 30, 2004 was $1,042,231.
   At December 31, 2003, the Trust had capital loss carryforwards with the following expiration dates:
      2009....................................    $    93,526
      2010....................................        307,159
      2011....................................        182,667
                                                  -------------
                                                  $   583,352
                                                  =============
   The Trust also had no post-October capital losses for the year ended December 31, 2003.
3. Investment advisory service agreements:
   The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2004, investment advisory fees of $4,434 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2004

                                   (Continued)


   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and former distributor. Wincanton Partners (formerly Meeschaert & Co., Inc.), the Trust's former distributor, received $0 in brokerage commissions during the six months ended June 30, 2004. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 2004 were $9,213.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2004 were:
    Cost of securities acquired:
      Government and investments backed by such
       securities................................ $   2,942,959
      Other investments..........................       243,665
                                                  -------------
                                                  $   3,186,624
                                                  =============
    Proceeds from sales and maturities:
      Government and investments backed by such
       securities................................ $   2,360,694
      Other investments..........................       200,641
                                                  -------------
                                                  $   2,561,335
                                                  =============

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



                              OFFICERS AND TRUSTEES




ERNIE BUTLER                                 Trustee
Born: June 17, 1928
Chairman, I.E. Butler Securities

SPENCER H. LE MENAGER                        Trustee
Born: January 25, 1938
President, Equity Inc.

DAVID W.C. PUTNAM                            Chairman
Born: October 8, 1939                        and Trustee
President, F.L. Putnam
Securities Company, Incorporated

J. STEPHEN PUTNAM                            Vice President and
Born: May 21, 1943                           Treasurer
President, Robert Thomas Securities

DAVID Y. WILLIAMS                            President, Secretary
Born: November 24, 1930                      and Trustee
President and Director, Wincanton Partners
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.


The business address for the each officer and trustee is 579 Pleasant Street, Suite 4, Paxton, MA 01612

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                      INVESTMENT ADVISER AND ADMINISTRATOR
                     Progressive Investment Management, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219





  This report is submitted for the general information of shareholders of the Progressive Capital Accumulation Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Trust. The Prospectus includes more complete information about management fees and expenses. Please read the Prospectus carefully.

ITEM 2. CODE OF ETHICS

As of the period ended June 30, 2004, Progressive Capital Accumulation
Trust (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (508) 831-1171.

A copy of the Trust's Code of Ethics was filed as an exhibit to its annual report on Form N-CSR

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is I. Ernie Butler, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The information required by this Item 4 was filed in the Trust's annual report on this Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

This Item only applies to a registrant that is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3) and is therefore not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None


ITEM 10. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c0 that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

ITEM 11. EXHIBITS

(a)  Not Applicable, filed with the Trut's annual report on this Form N-CSR

(b)  Certifications



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